CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/ (LOSS) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues [Abstract]
Revenue from customers	¥ 404,562	¥ 308,715	¥ 240,041
Revenue from government cooperative agreements	41,272	27,804	13,647
Total revenues	445,834	336,519	253,688
Cost of revenues	(287,233)	(231,993)	(179,034)
Gross Profit	158,601	104,526	74,654
Operating Expenses And Income [Abstract]
Selling and marketing expenses	(7,625)	(4,834)	(5,470)
General and administrative expenses	(60,475)	(57,284)	(224,576)
Government grants	9,185	6,606	6,384
Donation		(10,000)	(10,000)
(Loss)/income from operations	99,686	39,014	(159,008)
Other income (expenses):
Interest income	1,155	983	469
Interest expense	(5,368)	(1,407)
Change in fair value of contingent consideration	(379)	(1,144)	(731)
Foreign currency exchange loss, net	(469)	(169)	(903)
Others, net	1,699	(217)	673
(Loss)/income before income taxes	96,324	37,060	(159,500)
Income tax expenses	(15,404)	(5,370)	(10,186)
Net (loss)/ income	80,920	31,690	(169,686)
Shareholders of the Company	80,819	31,604	(169,686)
Non-controlling interests	101	86
Foreign currency translation adjustments, net of tax	144
Comprehensive (loss)/income	81,064	31,690	(169,686)
Attributable to [Abstract]
Shareholders of the Company	80,963	31,604	¥ (169,686)
Non-controlling interests	¥ 101	¥ 86
(Loss)/earnings per ordinary share
Net (loss)/earnings per ordinary share – basic and diluted | (per share)	¥ 1.15	¥ 0.45	¥ (2.50)
Weighted average number of ordinary share outstanding
Weighted average number of ordinary shares – basic and diluted | shares	70,488,700	70,488,700	67,914,968